Other Current Assets	12 Months Ended
Mar. 31, 2026
Other Current Assets [Abstract]
Other current assets
5	Other current assets

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Deposits	117,429	70,156	54,413
Prepayments	92,754	1,852,090	1,436,481
Interest receivables	9,729	22,172	17,197
Other receivables	54,255	31,281	24,261
	274,167	1,975,699	1,532,352

Prepayments comprise of prepaid operating expenses and expected to be amortized on a straight-line basis in the Statement of Operations and Comprehensive Income within the next 12 months.

As of March 31, 2026, prepayments primarily comprised prepaid business development consultancy service fees of S$1,403,172 (US$1,088,300) paid to external consultants for services related to the Company’s business expansion, strategic partnership development, and investor outreach activities.

As of March 31, 2025 and 2026, management believes that the Company’s other current assets are realizable and not impaired.